REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2020
REVENUE FROM CONTRACTS WITH CUSTOMERS [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS
NOTE 25 – REVENUE FROM CONTRACTS WITH CUSTOMERS

We account for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. We derive the majority of our revenue from financial instruments and their related contractual rights and obligations which for the most part are excluded from the scope of this topic. These sources of revenue that are excluded from the scope of this topic include interest income, net gains on mortgage loans, net gains on securities, mortgage loan servicing, net and bank owned life insurance and were approximately 88.1% and 84.9% of total revenues at December 31, 2020 and 2019, respectively.

Material sources of revenue that are included in the scope of ASC Topic 606 include service charges on deposits, other deposit related income, interchange income and investment and insurance commissions and are discussed in the following paragraphs. Generally these sources of revenue are earned at the time the service is delivered or over the course of a monthly period and do not result in any contract asset or liability balance at any given period end. As a result, there were no contract assets or liabilities recorded as of December 31, 2020.

Service charges on deposit accounts and other deposit related income: Revenues are earned on depository accounts for commercial and retail customers and include fees for transaction-based, account maintenance and overdraft services. Transaction-based fees, which includes services such as ATM use fees, stop payment charges and
ACH fees are recognized at the time the transaction is executed as that is the time we fulfill our customer’s request. Account maintenance fees, which includes monthly maintenance services are earned over the course of a month representing the period over which the performance obligation is satisfied. Our obligation for overdraft services is satisfied at the time of the overdraft.

Interchange income: Interchange income primarily includes debit card interchange and network revenues. Debit card interchange and network revenues are earned on debit card transactions conducted through payment networks such as MasterCard and NYCE. Interchange income is recognized concurrently with the delivery of services on a daily basis. Interchange and network revenues are presented gross of interchange expenses, which are presented separately as a component of non-interest expense.

Investment and insurance commissions: Investment and insurance commissions include fees and commissions from asset management, custody, recordkeeping, investment advisory and other services provided to our customers. Revenue is recognized on an accrual basis at the time the services are performed and are generally based on either the market value of the assets managed or the services provided. We have an agent relationship with a third party  provider of these services and net certain direct costs charged by the third party provider associated with providing these services to our customers.

Net gains on other real estate and repossessed assets: We record a gain or loss from the sale of other real estate when control of the property transfers to the buyer, which generally occurs at the time of an executed deed. If we were to finance the sale of other real estate to the buyer, we would assess whether the buyer is committed to perform their obligations under the contract and whether collectability of the transaction is probable. Once these criteria are met, the other real estate asset would be derecognized and the gain or loss on sale would be recorded upon the transfer of control of the property to the buyer. There were no other real estate properties sold during 2020 that were financed by us.

Disaggregation of our revenue sources by attribute for the years ended December 31 follow:

2020
	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
	(In thousands)
Retail
Overdraft fees	$5,627	$-	$-	$-	$5,627
Account service charges	2,017	-	-	-	2,017
ATM fees	-	1,173	-	-	1,173
Other	-	769	-	-	769
Business
Overdraft fees	873	-	-	-	873
ATM fees	-	24	-	-	24
Other	-	342	-	-	342
Interchange income	-	-	11,230	-	11,230
Asset management revenue	-	-	-	1,283	1,283
Transaction based revenue	-	-	-	688	688

Total	$8,517	$2,308	$11,230	$1,971	$24,026

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,308
Investment and insurance commissions					1,971
Bank owned life insurance					910
Other					2,332
Total					$7,521

2019
	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
	(In thousands)
Retail
Overdraft fees	$7,590	$-	$-	$-	$7,590
Account service charges	2,103	-	-	-	2,103
ATM fees	-	1,368	-	-	1,368
Other	-	965	-	-	965
Business
Overdraft fees	1,515	-	-	-	1,515
ATM fees	-	35	-	-	35
Other	-	422	-	-	422
Interchange income	-	-	10,297	-	10,297
Asset management revenue	-	-	-	1,123	1,123
Transaction based revenue	-	-	-	535	535

Total	$11,208	$2,790	$10,297	$1,658	$25,953

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,790
Investment and insurance commissions					1,658
Bank owned life insurance					1,111
Other					3,723
Total					$9,282

2018
	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
	(In thousands)
Retail
Overdraft fees	$8,285	$-	$-	$-	$8,285
Account service charges	2,406	-	-	-	2,406
ATM fees	-	1,423	-	-	1,423
Other	-	941	-	-	941
Business
Overdraft fees	1,567	-	-	-	1,567
ATM fees	-	34		-	34
Other	-	594		-	594
Interchange income	-	-	9,905	-	9,905
Asset management revenue	-	-	-	1,100	1,100
Transaction based revenue	-	-	-	871	871

Total	$12,258	$2,992	$9,905	$1,971	$27,126

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,992
Investment and insurance commissions					1,971
Bank owned life insurance					970
Other					2,827
Total					$8,760